UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance

Floating-Rate Municipal Income Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.8%

Security	Principal Amount (000’s omitted)	Value
Education — 11.1%
California Infrastructure and Economic Development Bank, (The Colburn School), 2.71%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,012,460
California Infrastructure and Economic Development Bank, (The Colburn School), 2.91%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	20,000	20,446,200
Colorado School of Mines, 2.074%, (67% of 1 mo. USD LIBOR + 0.50%), 2/1/23(1)	2,955	2,947,967
Massachusetts Development Finance Agency, (Tufts University), (SPA: U.S. Bank, N.A.), 1.62%, 8/15/48(2)	9,000	9,000,000
Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 1.63%, 8/15/34(2)	2,000	2,000,000
Montana State University, 2.16%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,830	1,830,732
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 2.43%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,000
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	1,850	1,824,451
University of Cincinnati, OH, 2.019%, (67% of 1 mo. USD LIBOR + 0.34%), 6/1/20(1)	3,000	2,999,970
University of Michigan, 1.98%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	3,495	3,488,115
University of North Carolina at Chapel Hill, 1.974%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	11,400	11,363,520
University of Pittsburgh, 1.95%, (SIFMA + 0.24%), 9/15/21(1)	2,000	2,000,000
West Virginia University, 2.24%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	4,500	4,501,890

		$74,915,305

Electric Utilities — 3.4%
California Municipal Finance Authority, (Anaheim System District), 2.06%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$4,300	$4,301,548
Long Island Power Authority, NY, Electric System Revenue, 2.394%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,750	10,753,762
Oklahoma Municipal Power Authority, 2.51%, (SIFMA + 0.80%), 1/1/23(1)	6,550	6,551,638
Seattle, WA, Municipal Light and Power Revenue, 2.20%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	1,000	998,000

		$22,604,948

General Obligations — 15.4%
Bethlehem Area School District Authority, PA, 2.244%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,970	$7,955,016
Bethlehem Area School District Authority, PA, 2.234%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	1,995,700
California, 2.343%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	3,450	3,467,492
Connecticut, 2.34%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,001,140
Connecticut, 2.46%, (SIFMA + 0.75%), 3/1/21(1)	275	275,525
Connecticut, 2.56%, (SIFMA + 0.85%), 3/1/22(1)	700	703,122
Connecticut, 2.73%, (SIFMA + 1.02%), 8/15/20(1)	3,000	3,020,970
Delaware Valley Regional Finance Authority, PA, 2.334%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	13,000	12,961,780

1

Security	Principal Amount (000’s omitted)	Value
Delaware Valley Regional Finance Authority, PA, 2.24%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	$9,100	$9,103,185
Everett, WA, 2.11%, (SIFMA + 0.40%), 12/1/19 (Put Date), 12/1/34(1)	1,335	1,335,107
Illinois, 5.00%, 8/1/19	3,000	3,043,740
Illinois, 5.00%, 11/1/19	10,000	10,206,500
Illinois, 5.00%, 12/1/19	1,000	1,022,720
Illinois, 5.00%, 8/1/20	3,000	3,092,190
Lake County Forest Preserve District, IL, 2.348%, (67% of 3 mo. USD LIBOR + 0.48%), 12/15/20(1)	4,185	4,187,804
Manheim Township School District, PA, 2.07%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,416,592
Massachusetts, 2.253%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	6,400	6,328,448
Massachusetts, 2.31%, (SIFMA + 0.60%), 2/1/20(1)	7,500	7,513,725
Mississippi, 1.904%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	2,745	2,745,165
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 1.72%, 1/1/36(2)	10,585	10,585,000
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 1.72%, 8/1/38(2)	4,800	4,800,000
Texas, (Texas Transportation Commission), 2.01%, (SIFMA + 0.38%), 10/1/21 (Put Date), 10/1/41(1)	4,500	4,489,200

		$103,250,121

Hospital — 18.5%
Allen County, OH, (Mercy Health), 2.46%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,252,100
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 3.56%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,821,750
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.31%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,001,850
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.70%, 1/15/37(2)	5,000	5,000,000
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	3,000	3,030,720
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.547%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,002,590
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 2.124%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	8,435	8,435,253
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 2.66%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	8,400	8,407,728
Geisinger Authority, PA, (Geisinger Health System Foundation), 2.76%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,028,120
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.29%, (SIFMA + 0.58%), 12/1/19 (Put Date), 12/1/42(1)	5,000	5,003,850
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.46%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,502,475
Indiana Finance Authority, (Parkview Health), 2.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	7,000	7,002,520
Iowa Finance Authority, (Iowa Health System), 2.29%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	12,000	12,000,240
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 2.81%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,754,918
Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 2.36%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,004,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.13%, (SIFMA + 0.42%), 1/27/22 (Put Date), 7/1/44(1)	10,000	9,998,300

2

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (McLaren Health Care), 2.104%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	$965	$961,632
Michigan Finance Authority, (McLaren Health Care), 2.454%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	4,250	4,265,597
Michigan Finance Authority, (Trinity Health Credit Group), 2.219%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,102,958
Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 1.65%, 11/15/48(2)	4,300	4,300,000
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.26%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	4,000	3,980,200
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.684%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,001,140
Phoenix Industrial Development Authority, AZ, (Mayo Clinic), (SPA: Wells Fargo Bank, N.A.), 1.57%, 11/15/52(2)	4,500	4,500,000
Washington Health Care Facilities Authority, (Catholic Health Initiatives), 2.71%, (SIFMA + 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	3,009,240
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.26%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	996,650

		$124,363,831

Housing — 6.9%
Massachusetts Housing Finance Agency, 1.994%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	$4,000	$4,001,000
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	4,000	4,000,000
Massachusetts Housing Finance Agency, (Single Family Housing), 2.04%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,775,906
Minnesota Housing Finance Agency, 2.14%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	10,000	10,003,800
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.26%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,000,000
Pennsylvania Housing Finance Agency, 2.354%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,002,800
Pennsylvania Housing Finance Agency, SFMR, 2.324%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,436,706
Washington Housing Finance Commission, 2.26%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	7,000	7,002,800

		$46,223,012

Industrial Development Revenue — 3.9%
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.125% to 11/1/19 (Put Date), 11/1/41	$1,000	$998,970
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	5,001,200
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.46%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	6,750	6,733,867
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	165	165,667
Pennsylvania Economic Development Financing Authority, PA, (Waste Management, Inc.), (AMT), 2.25% to 7/1/19 (Put Date), 7/1/41	2,500	2,500,000
Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,500,915

3

Security	Principal Amount (000’s omitted)	Value
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.46%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	$9,000	$9,011,520

		$25,912,139

Insured – General Obligations — 0.9%
Allegheny County, PA, (AGM), 2.253%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$5,860	$5,825,309

		$5,825,309

Insured – Lease Revenue/Certificates of Participation — 1.8%
Kentucky Asset/Liability Commission, (NPFG), 2.223%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$12,000	$11,979,360

		$11,979,360

Insured – Transportation — 0.4%
Metropolitan Transportation Authority, NY, (AGM), 1.921%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,495,080
Metropolitan Transportation Authority, NY, (AGM), 2.301%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,256,212

		$2,751,292

Insured – Water and Sewer — 0.7%
Pittsburgh Water and Sewer Authority, PA, (AGM), 2.328%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$5,002,650

		$5,002,650

Lease Revenue/Certificates of Participation — 0.3%
New Jersey Economic Development Authority, (School Facilities Construction), 3.26%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,971,080

		$1,971,080

Other Revenue — 12.4%
Black Belt Energy Gas District, AL, 2.33%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 2.133%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	9,988,000
California Infrastructure and Economic Development Bank, (Museum Associates), 2.404%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	3,009,540
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A 3, 2.287%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	5,500	5,510,725
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 2.194%, (67% of 1 mo. USD LIBOR + 0.62%), 8/1/19(1)	1,700	1,699,983
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 2.294%, (67% of 1 mo. USD LIBOR + 0.72%), 8/1/19 (Put Date), 5/1/38(1)	4,480	4,480,493
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.324%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	7,000	7,001,330
Northern California Gas Authority No. 1, Gas Project Revenue, 2.325%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	4,000	3,880,680
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.434%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,459,050
Southeast Alabama Gas Supply District, (Project No. 2), 2.424%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	4,967,100
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.779%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,019,000

4

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.76%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	$3,000	$3,053,850

		$83,069,751

Senior Living/Life Care — 0.1%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$590	$579,404

		$579,404

Special Tax Revenue — 1.9%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 2.01%, (SIFMA + 0.30%), 11/1/21 (Put Date), 11/1/45(1)	$3,000	$3,000,000
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 2.16%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	5,000	5,003,300
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.894%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	5,000	4,995,250
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	57,827
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(4)	20	2,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	90	57,776

		$13,116,153

Transportation — 16.0%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.06%, (SIFMA + 0.35%), 4/1/20 (Put Date), 4/1/47(1)	$5,000	$4,995,050
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.227%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	12,000	12,021,000
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.31%, (SIFMA + 0.60%), 4/1/20 (Put Date), 4/1/34(1)	3,500	3,504,375
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.41%, (SIFMA + 0.70%), 10/1/19 (Put Date), 4/1/47(1)	1,000	1,000,780
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.81%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	3,775	3,856,880
Denver City and County, CO, Airport System Revenue, 2.504%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	7,645	7,653,180
E-470 Public Highway Authority, CO, 2.579%, (67% of 1 mo. USD LIBOR + 0.90%), 9/1/19 (Put Date), 9/1/39(1)	3,500	3,502,205
Kansas Department of Transportation, 1.974%, (67% of 1 mo. USD LIBOR + 0.40%), 9/1/19(1)	7,000	7,008,820
Kansas Department of Transportation, 1.994%, (70% of 1 mo. USD LIBOR + 0.35%), 9/1/22(1)	3,000	2,994,000
Metropolitan Transportation Authority, NY, 2.274%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/20 (Put Date), 11/1/31(1)	1,000	1,000,010
Metropolitan Transportation Authority, NY, 2.29%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,030	3,029,333
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.71%, (SIFMA + 1.00%), 12/15/19 (Put Date), 6/15/34(1)	7,000	7,012,880
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	9,000	9,081,900
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 6/15/19	500	506,225

5

Security	Principal Amount (000’s omitted)	Value
New Jersey Turnpike Authority, 2.104%, (70% of 1 mo. USD LIBOR + 0.46%), 1/1/21 (Put Date), 1/1/28(1)	$2,000	$2,000,580
New Jersey Turnpike Authority, 2.124%, (70% of 1 mo. USD LIBOR + 0.48%), 1/1/22(1)	7,000	6,996,710
New Jersey Turnpike Authority, 2.24%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	3,000	3,004,200
North Texas Tollway Authority, 2.38%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	5,600	5,600,000
Pennsylvania Turnpike Commission, 2.31%, (SIFMA + 0.60%), 12/1/23(1)	1,000	996,320
Pennsylvania Turnpike Commission, 2.41%, (SIFMA + 0.70%), 12/1/23(1)	5,000	4,990,800
Pennsylvania Turnpike Commission, 2.59%, (SIFMA + 0.88%), 12/1/20(1)	685	688,994
Pennsylvania Turnpike Commission, 2.69%, (SIFMA + 0.98%), 12/1/21(1)	1,850	1,870,072
Pennsylvania Turnpike Commission, 2.98%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,477,538
Triborough Bridge and Tunnel Authority, NY, 2.135%, (67% of SOFR + 0.50%), 10/1/20 (Put Date), 11/15/38(1)	5,000	5,010,950
Triborough Bridge and Tunnel Authority, NY, 2.274%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,670	6,694,746

		$107,497,548

Water and Sewer — 5.1%
California Department of Water Resources, (Central Valley Project), 2.08%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$11,000	$10,991,750
Houston, TX, Combined Utility System Revenue, 2.114%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	14,000	13,923,420
Houston, TX, Combined Utility System Revenue, 2.61%, (SIFMA + 0.90%), 5/1/20 (Put Date), 5/15/34(1)	2,500	2,510,400
Riverside, CA, Water System Revenue, 2.34%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	7,040	7,041,901

		$34,467,471

Total Tax-Exempt Municipal Securities — 98.8% (identified cost $663,561,295)		$663,529,374

Other Assets, Less Liabilities — 1.2%		$8,164,789

Net Assets — 100.0%		$671,694,163

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.0%
Pennsylvania	12.8%
Others, representing less than 10% individually	71.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 3.9% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 1.8% to 2.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2018.

6

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $12,165,907 or 1.8% of the Fund’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$663,529,374	$—	$663,529,374
Total Investments	$—	$663,529,374	$—	$663,529,374

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,543,960
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	293,555
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,918,579

		$5,756,094

Education — 3.4%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$110,151
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	145,364
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	511,350
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	266,273
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	330	358,479
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	331,563
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	745,864
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	214,738
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	435,960
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,089,470
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/24	1,110	1,269,407
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	2,810,665
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,480,440
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	529,930
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	538,455
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	577,249
University of California, Series Q, 5.00%, 5/15/21	20	20,053
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,325,896
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	723,438
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	611,012

		$17,095,757

Electric Utilities — 8.6%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,496,045
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,500,203
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,245,442

1

Security	Principal Amount (000’s omitted)	Value
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$1,109,810
Chesterfield County Economic Development Authority, VA, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,018,360
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,001,620
Long Island Power Authority, NY, Electric System Revenue, 2.394%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,003,500
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,744,925
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,496,145
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,111,160
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,321,820
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,773,256
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,277,474
Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	3,135	3,188,859

		$43,288,619

Escrowed/Prerefunded — 5.8%
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	$2,225	$2,261,624
Delaware River Port Authority, Prerefunded to 1/1/20, 5.00%, 1/1/27	1,105	1,139,255
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), Prerefunded to 6/1/19, 5.00%, 6/1/21	3,000	3,040,830
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,242,720
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/22	1,250	1,270,100
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	495	501,940
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,026,760
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,460,450
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,014,290
University of Pittsburgh, PA, Prerefunded to 3/15/19, 5.50%, 9/15/23	750	755,775
Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,440	1,469,390
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,956,819
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), Prerefunded to 5/1/20, 5.00%, 11/1/23	1,000	1,042,180

		$29,182,133

General Obligations — 11.5%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	$1,500	$1,727,895
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,172,750
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,282,457
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	694,695
Chester County, PA, 5.00%, 7/15/28	325	330,476
Delaware Valley Regional Finance Authority, PA, 2.24%, (SIFMA + 0.53%), 9/1/23(Put Date), 9/1/48(1)	4,900	4,901,715
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,100,140

2

Security	Principal Amount (000’s omitted)	Value
Gwinnett County School District, GA, 5.00%, 2/1/26	$2,220	$2,589,652
Illinois, 5.00%, 8/1/20	2,925	3,014,885
Illinois, 5.00%, 10/1/22	2,000	2,109,360
Illinois, 5.00%, 2/1/23	5,000	5,278,700
Illinois, 5.00%, 2/1/25	4,000	4,267,160
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	485,283
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	3,983,976
Millcreek Township School District, PA, 5.00%, 9/15/25	500	558,615
New York, NY, 5.00%, 8/1/24	2,000	2,292,480
Oregon, 5.00%, 5/1/28	500	590,175
Oregon, 5.00%, 5/1/29	1,000	1,175,190
Oregon, 5.00%, 8/1/29	500	589,575
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,312,938
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,096,100
Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,180,880
Portland Community College District, OR, 5.00%, 6/15/29	2,500	2,942,850
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	11,802,932
Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,387,199

		$57,868,078

Hospital — 9.6%
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	$1,000	$1,070,180
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	319,581
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	200,509
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	504,150
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,230	2,265,390
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,083,940
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	735,557
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	557,364
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	363,431
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,563,071
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,426,225
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	515,881
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,113,770
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	567,645
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,038,210
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	761,977
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,813,799
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,647,525
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	679,647
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	816,939
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,100,770
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	2,000	1,942,600
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,074,410
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	1,200	1,370,508

3

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(2)	$1,500	$1,721,220
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,762,325
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/36	1,830	1,960,680
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	977,490
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	995,569
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,126,420
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	987,067
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/25	1,000	1,144,970
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,848,591
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	355,572
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	387,053
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	529,615
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	266,895
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	306,851
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	988,781
Washington Township Health Care District, CA, 5.50%, 7/1/19	250	253,985
Washington Township Health Care District, CA, 5.75%, 7/1/24	1,750	1,778,210
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	970	1,097,070
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	719,325
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,388,461

		$48,129,229

Housing — 0.7%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$465	$465,888
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	346,482
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	265,100
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	350,467
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	361,474
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,331,503
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	535	535,080
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	84,075

		$3,740,069

4

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 5.2%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,856,218
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	1,880	1,912,975
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	2,300	2,309,292
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,842,229
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,880	1,885,151
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24(2)	3,000	3,215,940
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	969,150
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,435,828
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	420	404,813
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,443,400

		$26,274,996

Insured – Education — 1.7%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$554,655
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,161,384
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,723,246

		$8,439,285

Insured – Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,267,459
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,260,798

		$2,528,257

Insured – Escrowed/Prerefunded — 0.8%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$925	$997,520
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,108,830
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,878,891

		$3,985,241

Insured – General Obligations — 11.3%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$286,503
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,096,470
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,389,827
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,556,530
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,654,070
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,703,080
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,139,463
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	693,706
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,822,969
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,471,715
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,023,209
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,189,799
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,488,100
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,017,820
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,079,020
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	15,787
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,906,596

5

Security	Principal Amount (000’s omitted)	Value
Rockland County, NY, (AGM), 5.00%, 3/1/21	$3,000	$3,197,250
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,795,280
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,194,100
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,020,766

		$56,742,060

Insured – Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$296,495
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,050	958,482

		$1,254,977

Insured – Lease Revenue/Certificates of Participation — 0.4%
Kentucky Asset/Liability Commission, (NPFG), 2.223%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$2,060	$2,056,457

		$2,056,457

Insured – Other Revenue — 0.0%(4)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$168,976

		$168,976

Insured – Special Tax Revenue — 3.1%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,190,750
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,172,530
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,438,250
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,110,330
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,465,685

		$15,377,545

Insured – Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,280	$1,296,845

		$1,296,845

Insured – Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,297,450

		$5,297,450

Insured – Water and Sewer — 2.1%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$526,920
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,391,612
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,133,094
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,607,400

		$10,659,026

Lease Revenue/Certificates of Participation — 1.3%
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$296,295
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	294,868
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	500	525,790
California State Public Works Board, 5.00%, 11/1/26	2,725	3,069,903
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	532,325
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,609,725

		$6,328,906

6

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,329,984
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,677,840
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,149,810
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	1,035	1,096,148
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.324%, (67% of 1 mo. USD LIBOR + 0.75%), 11/1/39(1)	400	400,076
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.434%, (67% of 1 mo. USD LIBOR + 0.86%), 10/1/48(1)	2,000	1,995,320
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	806,265
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	260	260,525
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	737,080
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	652,864
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,117,070

		$11,438,982

Senior Living/Life Care — 4.4%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(2)	$80	$80,011
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,959,600
Howard County, MD, (Vantage House), 5.00%, 4/1/21	255	260,799
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.994%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	1,300	1,304,628
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,187,490
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	366,248
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	712,361
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	588,973
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	763,621
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	430	469,014
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	1,979,795
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,309,654
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	495	486,110
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,267,011
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,437,518
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,507,769
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	960,892
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,272,744
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(2)	3,420	3,306,969

		$22,221,207

7

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 6.9%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,781,600
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,136,533
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	648,516
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	859,365
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,634,975
Michigan Trunk Line, 5.00%, 11/15/23	600	653,220
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,193,709
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,163,400
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,621,245
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	365	351,782
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/24	1,405	1,590,615
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/25	1,470	1,690,735
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/26	1,545	1,800,219
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,085,457
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	583,632
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	330,246
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	382,097
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,096,970
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	275	27,500
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	276	176,367
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,136,501
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	2,670	2,632,380

		$34,577,064

Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$5,920	$5,886,670
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,116,710
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,012,550

		$8,015,930

Transportation — 14.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$895,717
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	552,334
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	504,225
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,565,868
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,032,532
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,459,953
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	526,970
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	3,978,905
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,001,243
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	886,124

8

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	$1,300	$1,421,264
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,479,409
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/30	3,000	3,193,650
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/26	4,795	5,008,569
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,653,776
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,107,437
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,807,826
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	507,007
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	522,115
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,897,575
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	997,643
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,402,012
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,239,010
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	2,914,625
Metropolitan Washington Airport Authority System, DC, 5.00%, 10/1/22	5,000	5,268,100
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	4,000	4,036,400
New Jersey Turnpike Authority, 5.00%, 1/1/20	975	977,447
North Texas Tollway Authority, (Dallas North Tollway System), 6.00%, 1/1/23	935	937,936
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,077,410
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	957,889
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,109,520
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,067,160
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	351,631
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,301,066

		$70,640,348

Water and Sewer — 0.9%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,092,980
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,078,390
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,053,630
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,178,870

		$4,403,870

Total Tax-Exempt Municipal Securities — 98.8% (identified cost $485,479,642)		$496,767,401

Taxable Municipal Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.9%
Chicago, IL, 7.75%, 1/1/42	$4,000	$4,286,320

		$4,286,320

Insured – General Obligations — 0.3%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,472	$1,469,729

		$1,469,729

9

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,295	$3,206,167

		$3,206,167

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,131,460

		$1,131,460

Total Taxable Municipal Securities — 2.0% (identified cost $10,066,549)		$10,093,676

Total Investments — 100.8% (identified cost $495,546,191)		$506,861,077

Other Assets, Less Liabilities — (0.8)%		$(4,266,193)

Net Assets — 100.0%		$502,594,884

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	10.8%
Illinois	10.5%
New York	10.5%
Others, representing less than 10% individually	69.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.0% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $17,838,107 or 3.5% of the Fund’s net assets.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(4)	Amount is less than 0.05%.

10

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$496,767,401	$—	$496,767,401
Taxable Municipal Securities	—	10,093,676	—	10,093,676
Total Investments	$—	$506,861,077	$—	$506,861,077

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

New York Municipal Opportunities Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	$1,000	$1,177,910
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/38	150	172,848

		$1,350,758

Cogeneration — 1.3%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$535	$540,157
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	310	310,059

		$850,216

Education — 11.4%
Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37	$405	$452,997
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	300	343,467
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	375,190
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	226,096
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/28	110	133,321
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29	130	156,343
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	876,587
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	991,103
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,051,858
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	995,342
Monroe County Industrial Development Corp., (University of Rochester), Series 2017D, 4.00%, 7/1/43	275	282,989
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	880	1,032,777
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	276,302
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	521,840

		$7,716,212

Electric Utilities — 1.8%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/28	$1,000	$1,201,000

		$1,201,000

Escrowed/Prerefunded — 0.6%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$410	$416,125

		$416,125

General Obligations — 6.1%
Albany County, 4.00%, 4/1/29	$1,965	$2,172,857
Elmira, 3.50%, 5/24/19(1)	725	726,015

1

Security	Principal Amount (000’s omitted)	Value
New York City, 4.00%, 8/1/32	$50	$53,296
New York City, 4.00%, 8/1/34	495	524,527
New York City, 4.00%, 8/1/35	600	632,886

		$4,109,581

Hospital — 13.4%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	$1,390	$1,443,404
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,034,580
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	872,791
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,066,600
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	555,750
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,011,740
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	774,092
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	442,816
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	674,220
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	500	564,445
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(1)	500	573,740

		$9,014,178

Housing — 3.3%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$344,958
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	349,269
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	830	831,145
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/23	95	104,859
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	184,688
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	192,659
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	194,625

		$2,202,203

Industrial Development Revenue — 7.0%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,500	$1,494,525
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,169,726
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	902,360
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	535	536,466
Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(1)	610	603,638

		$4,706,715

Insured – Education — 4.1%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,480,975
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,295,652

		$2,776,627

Insured – Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,140,610

		$2,140,610

2

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 2.7%
Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,036,360
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	808,309

		$1,844,669

Insured – Special Tax Revenue — 6.4%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,338,235
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,015,520

		$4,353,755

Other Revenue — 4.2%
Albany Parking Authority, 5.00%, 7/15/23	$700	$777,413
Battery Park City Authority, 4.00%, 11/1/31	545	585,030
Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.70% to 11/1/19 (Put Date), 11/1/31	1,200	1,196,556
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	265	309,825

		$2,868,824

Senior Living/Life Care — 7.1%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$851,475
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,576,885
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	762,322
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	450	454,338
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	628,788
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	522,525

		$4,796,333

Solid Waste — 3.0%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,000,000

		$2,000,000

Special Tax Revenue — 9.4%
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 5/1/19, 5.00%, 5/1/24	$1,900	$1,920,786
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/30	175	190,150
New York City Transitional Finance Authority, Future Tax Revenue, 4.25%, 11/1/33	180	193,135
New York Dormitory Authority, Personal Income Tax Revenue, 4.25%, 8/15/41	780	806,130
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/30	1,875	2,212,725
Sales Tax Asset Receivable Corp., 4.00%, 10/15/32	965	1,034,933

		$6,357,859

Transportation — 10.0%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/27	$200	$237,142
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/29	2,000	2,266,060
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	649,098
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	885,058
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	635	657,479
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/27	1,000	1,178,080

3

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	$745	$841,865

		$6,714,782

Total Tax-Exempt Municipal Securities — 97.0% (identified cost $64,388,895)		$65,420,447

Taxable Municipal Securities — 4.1%

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.7%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,805,360

		$1,805,360

Transportation — 1.4%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$980,450

		$980,450

Total Taxable Municipal Securities — 4.1% (identified cost $3,000,000)		$2,785,810

Miscellaneous — 0.7%

Security	Units	Value
Real Estate — 0.7%
CMS Liquidating Trust(1)(2)(3)	150	$433,482

Total Miscellaneous — 0.7% (identified cost $480,000)		$433,482

Total Investments — 101.8% (identified cost $67,868,895)		$68,639,739

Other Assets, Less Liabilities — (1.8)%		$(1,221,983)

Net Assets — 100.0%		$67,417,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 16.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 8.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $5,457,182 or 8.1% of the Fund’s net assets.

4

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Non-income producing security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$65,420,447	$—	$65,420,447
Taxable Municipal Securities	—	2,785,810	—	2,785,810
Miscellaneous	—	—	433,482	433,482
Total Investments	$—	$68,206,257	$433,482	$68,639,739

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Short Duration Municipal Opportunities Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 88.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.93%, (SIFMA + 0.22%), 12/1/20(1)	$1,000	$995,190

		$995,190

Education — 8.8%
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	$250	$269,438
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	275,210
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	252,257
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	312,669
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(2)	100	105,816
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(2)	165	177,330
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(2)	175	190,409
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(2)	160	175,544
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(2)	300	331,047
Connecticut Health and Educational Facilities Authority, (Yale University), 1.60%, 7/1/36(3)	5,085	5,085,000
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	379,850
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	654,174
Michigan State University, (SPA: Northern Trust Co.), 1.78%, 2/15/33(4)	10,000	10,000,000
Michigan State University, (SPA: Royal Bank of Canada), 1.78%, 2/15/34(4)	8,090	8,090,000
Montana State University, 2.16%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,830	1,830,732
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,121,010
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	516,622
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/19	200	200,782
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	750	739,642
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.72% to 5/1/21 (Put Date), 11/1/31	1,845	1,845,535
Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,500	1,508,055
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/28	1,545	1,611,821

		$35,672,943

Electric Utilities — 5.0%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$3,989,000
Long Island Power Authority, NY, Electric System Revenue, 2.394%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,003,500
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,602,752
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	3,000	2,998,680

Security	Principal Amount (000’s omitted)	Value
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	$385	$417,017
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	660,174
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	556,735

		$20,227,858

Escrowed/Prerefunded — 0.1%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$345	$349,837

		$349,837

General Obligations — 11.1%
American Samoa Economic Development Authority, 6.00%, 9/1/23(2)	$1,500	$1,504,725
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	1,000	1,151,930
Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,412
Chicago Board of Education, IL, 4.00%, 12/1/20	250	252,840
Chicago Board of Education, IL, 4.00%, 12/1/22	700	704,263
Chicago Board of Education, IL, 5.00%, 12/1/20	945	973,076
Chicago Board of Education, IL, 5.00%, 12/1/22	1,200	1,250,508
Chicago Board of Education, IL, 5.00%, 12/1/23	2,000	2,092,840
Chicago, IL, 5.00%, 12/1/22	1,000	1,032,140
Chicago, IL, 5.625%, 1/1/29	1,000	1,114,590
Dallas, TX, 5.00%, 2/15/23	1,000	1,086,710
Dallas, TX, 5.00%, 2/15/26	1,000	1,148,290
Delaware Valley Regional Finance Authority, PA, 2.334%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	4,000	3,988,240
Detroit, MI, 5.00%, 4/1/20	810	829,310
Detroit, MI, 5.00%, 4/1/21	1,000	1,037,320
Elmira, NY, 3.50%, 5/24/19(2)	2,000	2,002,800
Elmira, NY, 3.75%, 7/16/19(2)	1,000	1,002,590
Elmira, NY, 5.00%, 5/15/26	115	115,048
Honolulu City and County, HI, 2.02%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	1,000	999,770
Illinois, 0.00%, 8/1/20	265	251,194
Illinois, 0.00%, 8/1/21	200	182,426
Illinois, 5.00%, 1/1/19	120	120,000
Illinois, 5.00%, 11/1/19	10,000	10,206,500
Illinois, 5.00%, 12/1/19	2,500	2,556,800
Illinois, 5.00%, 1/1/20	750	765,623
Illinois, 5.00%, 8/1/20	2,000	2,061,460
Illinois, 5.00%, 2/1/22	370	387,261
Illinois, 5.00%, 6/1/22	495	520,126
Illinois, 5.00%, 10/1/22	2,000	2,109,360
New Haven, CT, 5.00%, 8/1/21	1,000	1,054,580
Union City, NJ, 5.00%, 11/1/23	1,000	1,101,990
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	500	512,905
Will County Community High School District No. 210, IL, 4.00%, 1/1/22	950	950,123

		$45,087,750

Security	Principal Amount (000’s omitted)	Value
Hospital — 10.7%
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	$785	$813,456
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	495,468
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	161,538
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	191,214
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(2)	2,000	2,145,640
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/22	500	539,600
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	550,035
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.31%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	3,000	3,001,110
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,000	2,020,480
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.547%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,002,590
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 2.124%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	1,000	1,000,030
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,078,490
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	260,426
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	655	709,981
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,190,562
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.46%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	5,000	5,001,650
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,113,770
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	274,963
Indiana Finance Authority, (Parkview Health), 2.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	3,000	3,001,080
Kanabec County, MN, (FirstLight Health System), 2.75%, 12/1/19	2,250	2,249,955
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	50	53,774
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	500	558,670
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	91,830
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	100	112,978
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	604,267
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	194,931
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	735,837
Michigan Finance Authority, (McLaren Health Care), 2.104%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	965	961,632
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 1.75%, 11/15/35(3)	1,750	1,750,000

Security	Principal Amount (000’s omitted)	Value
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.26%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	$2,500	$2,487,625
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/24	540	598,660
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	1,595	1,761,470
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,039,140
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,467,479
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.684%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,000,570
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,371,688
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	720	799,402
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,011,640

		$43,403,631

Housing — 4.8%
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,059,860
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	537,900
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	2,675	2,675,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.26%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,000,000
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University), 4.00%, 4/1/23	1,295	1,294,935
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	600	667,338
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	200	224,102
Washington Housing Finance Commission, 2.26%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	3,000	3,001,200

		$19,460,335

Industrial Development Revenue — 8.0%
Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	$2,000	$2,009,000
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	867,825
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.25% to 5/1/19 (Put Date), 5/1/27(2)	2,000	1,998,640
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,012,600
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	5,001,200
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(2)	1,500	1,538,430
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.43%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	2,000	1,995,220

Security	Principal Amount (000’s omitted)	Value
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	$3,500	$3,529,435
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	805	807,206
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	3,930	3,889,010
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	3,600	3,653,136
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(2)	800	797,560
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	2,000	1,927,680
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	500	559,665
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.43%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	1,000	1,001,280

		$32,587,887

Insured-Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,712,488
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	170,732
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/24	320	321,261
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	325	326,401

		$2,530,882

Insured-General Obligations — 1.8%
Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$257,625
Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,747,078
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	109,354
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	944,860
Chicago, IL, (NPFG), 0.00%, 1/1/19	100	100,000
Matteson, IL, (AGM), 3.60%, 12/1/24	395	400,593
McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,035,871
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	520,250
Puerto Rico, (AGC), 5.00%, 7/1/24	125	129,172
Puerto Rico, (NPFG), 5.25%, 7/1/22	135	136,481
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	1,000	945,120

		$7,326,404

Insured-Lease Revenue/Certificates of Participation — 2.3%
Kentucky Asset/Liability Commission, (NPFG), 2.223%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$7,000	$6,987,960
Kentucky Asset/Liability Commission, (NPFG), 2.253%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	2,440	2,377,097

		$9,365,057

Insured-Other Revenue — 0.3%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,190	$1,181,182

		$1,181,182

Insured-Special Tax Revenue — 0.3%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$430	$430,245
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	410	443,784
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/25	460	501,607

		$1,375,636

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.6%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,284,160
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,322,170
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	315	347,996
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	645	645,490

		$6,599,816

Lease Revenue/Certificates of Participation — 0.6%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,280,460

		$2,280,460

Other Revenue — 5.2%
Albany Parking Authority, NY, 5.00%, 7/15/19	$160	$162,482
Albany Parking Authority, NY, 5.00%, 7/15/20	575	599,581
Albany Parking Authority, NY, 5.00%, 7/15/21	635	679,710
Albany Parking Authority, NY, 5.00%, 7/15/22	705	768,986
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(2)	750	785,872
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,044,860
Kalispel Tribe of Indians, WA, 5.00%, 1/1/32(2)	795	841,969
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 4.375%, 2/1/31(2)	1,000	1,002,570
Main Street Natural Gas, Inc., GA, 2.324%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	2,500	2,472,550
Northern California Gas Authority No. 1, Gas Project Revenue, 2.325%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	1,000	970,170
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.434%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/ 24 (Put Date), 10/1/48(1)	3,000	2,992,980
Southeast Alabama Gas Supply District, (Project No. 1), 2.36%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(1)	2,000	2,000,000
Southeast Alabama Gas Supply District, (Project No. 2), 2.424%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	2,000	1,986,840
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.568%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	3,680	3,646,144
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.76%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	1,000	1,017,950

		$20,972,664

Senior Living/Life Care — 13.6%
Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,160,000
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 5.00%, 5/15/28	300	326,145
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	237,965
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	200	213,596
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	250	268,712
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	270,362
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	325	332,686
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	879,384

Security	Principal Amount (000’s omitted)	Value
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	$290	$300,228
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	329,503
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	453,689
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 3.20%, 5/15/25	775	771,884
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/19	200	200,000
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	212,186
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	305,415
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	307,146
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	492,195
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	500	529,310
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	775	771,776
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	260,498
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	262,842
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	375,704
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	425	451,299
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	500	500,600
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	720	698,846
Iowa Finance Authority, (Northcrest, Inc.), 3.25%, 3/1/23	3,300	3,299,934
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	970,287
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	282,771
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(2)	2,500	2,520,700
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(2)	500	498,590
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(2)	515	517,699
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(2)	500	499,645
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(2)	400	397,064
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	6,000	6,017,400
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	555,368
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,795	1,876,170
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.95%, 11/15/24(2)	1,250	1,256,637
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	750	728,715
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	518,957
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	228,047
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 2.70%, 1/1/22	1,100	1,081,014
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 3.30%, 1/1/23	1,500	1,493,325

Security	Principal Amount (000’s omitted)	Value
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/20	$450	$460,503
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/22	500	526,240
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/23	1,365	1,450,572
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/24	1,450	1,551,877
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/25	1,510	1,623,703
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,595	1,711,993
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,000	985,530
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/23	2,015	2,109,403
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/24	1,490	1,559,359
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	1,615	1,694,087
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(2)	520	515,840
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(2)	2,000	2,002,580
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	248,727
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	218,724
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,071,650
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(2)	1,165	1,258,107
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(2)	440	437,840
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	395	390,426
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	205,746
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	250	257,773
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	374,264

		$55,309,238

Special Tax Revenue — 0.2%
Illinois Sports Facilities Authority, 5.00%, 6/15/22	$315	$328,558
Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	263,427
South Village Community Development District, FL, 2.00%, 5/1/19	300	299,955

		$891,940

Student Loan — 2.7%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	$550	$574,189
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	809,475
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	6,460	6,423,630
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	513,495
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,102,080
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,250	1,371,725

		$10,794,594

Security	Principal Amount (000’s omitted)	Value
Transportation — 10.5%
Denver City and County, CO, Airport System Revenue, 2.504%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$425	$425,455
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,697,550
E-470 Public Highway Authority, CO, 2.729%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	3,375	3,399,874
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,066,480
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,769,184
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,054,990
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,630,338
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,096,260
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	13,000	13,118,300
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/23	1,500	1,646,430
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,260,790
Pennsylvania Turnpike Commission, 2.28%, (SIFMA + 0.60%), 12/1/23(1)	1,000	996,320
Pennsylvania Turnpike Commission, 2.41%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,495,400
Pennsylvania Turnpike Commission, 2.66%, (SIFMA+ 0.98%), 12/1/21(1)	2,150	2,173,327
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,288,200
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/22	300	324,084
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/23	350	384,794

		$42,827,776

Water and Sewer — 0.2%
California Department of Water Resources, (Central Valley Project), 2.05%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$500	$499,625
Riverside, CA, Water System Revenue, 2.31%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	470	470,127

		$969,752

Total Tax-Exempt Municipal Securities — 88.6% (identified cost $359,015,713)		$360,210,832

Tax-Exempt Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 3.02%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$485	$487,594

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $485,463)		$487,594

Taxable Municipal Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
Education — 0.9%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(2)	$3,340	$3,380,414
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/20	340	340,374

		$3,720,788

General Obligations — 1.1%
Chicago, IL, 7.75%, 1/1/42	$4,000	$4,286,320

		$4,286,320

Hospital — 0.3%
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	$1,250	$1,341,425

		$1,341,425

Senior Living/Life Care — 0.6%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.20%, 5/15/21	$815	$816,736
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 4.00%, 11/15/22	550	550,352
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	1,060	1,061,251
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(2)	90	89,970

		$2,518,309

Special Tax Revenue — 0.6%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,290	$1,291,006
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	1,000	1,003,620

		$2,294,626

Total Taxable Municipal Securities — 3.5% (identified cost $14,022,335)		$14,161,468

Corporate Bonds & Notes — 1.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.8%
Harnett Health System, Inc., 6.50%, 4/1/32	$1,950	$1,982,256
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,251,961

		$3,234,217

Other Revenue — 0.9%
Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(2)	$3,470	$3,564,523

		$3,564,523

Security	Value
Total Corporate Bonds & Notes — 1.7% (identified cost $6,670,000)	$6,798,740

Total Investments — 93.9% (identified cost $380,193,511)	$381,658,634

Other Assets, Less Liabilities — 6.1%	$24,794,821

Net Assets — 100.0%	$406,453,455

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	10.5%
Others, representing less than 10% individually	83.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 7.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 5.5% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $40,469,957 or 10.0% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2018.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2018.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$360,210,832	$—	$360,210,832
Tax-Exempt Mortgage-Backed Securities	—	487,594	—	487,594
Taxable Municipal Securities	—	14,161,468	—	14,161,468
Corporate Bonds & Notes	—	6,798,740	—	6,798,740
Total Investments	$—	$381,658,634	$—	$381,658,634

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019